Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 2,357,741	$ 127,691	$ 5,819,599
Loss from operations	(2,357,741)	(127,691)	(5,819,599)
Other income / (expense)
Change in fair value of derivative warrant liabilities	(626,410)	(3,758,500)	7,203,800
Transaction costs—derivative warrant liabilities		(946,010)
Net income (loss)	$ (2,984,151)	$ (4,832,201)	$ 1,384,201
Common Class A [Member]
Other income / (expense)
Weighted average ordinary shares outstanding, basic and diluted	37,375,000	37,375,000	37,375,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0	$ 0
Common Class B [Member]
Other income / (expense)
Weighted average ordinary shares outstanding, basic and diluted	9,343,750	8,429,688	9,343,750
Basic and diluted net income (loss) per ordinary share	$ (0.32)	$ (0.57)	$ 0.15